Condensed Consolidated Statement of Operations - USD ($)	3 Months Ended	6 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020	Mar. 31, 2021	Mar. 31, 2020
Revenue, net			$ 23,795,000	$ 67,689,000
Operating expenses:
Cost of revenues			2,057,000	1,131,000
Research and development			832,758,000	263,217,000
General and administrative			259,878,000	335,766,000
Total operating expenses			1,094,693,000	600,114,000
Loss from operations			(1,070,898,000)	(532,425,000)
Other income (expense):
Change in fair value of investments			(95,533,000)	136,005,000
Change in fair value of debt and liability instruments			29,845,000	(13,722,000)
Gain on deconsolidation of subsidiary and consolidation of unconsolidated entity			(115,364,000)	(107,344,000)
Other expense, net			8,701,000	13,622,000
Loss from continuing operations before income taxes			(898,547,000)	(560,986,000)
Income tax expense			1,686,000	7,124,000
Loss from continuing operations, net of tax			(900,233,000)	(568,110,000)
Income from discontinued operations, net of tax			0	1,578,426,000
Net (loss) income			(900,233,000)	1,010,316,000
Net loss attributable to noncontrolling interests			(90,999,000)	(190,193,000)
Net (loss) income attributable to Roivant Sciences Ltd.			(809,234,000)	1,200,509,000
Amounts attributable to Roivant Sciences Ltd.:
Loss from continuing operations, net of tax			(809,234,000)	(519,394,000)
Income from discontinued operations, net of tax			0	1,719,903,000
Net (loss) income attributable to Roivant Sciences Ltd.			$ (809,234,000)	$ 1,200,509,000
Basic and diluted net (loss) income per common share:
Basic and diluted loss from continuing operations			$ (3.76)	$ (2.72)
Basic and diluted income from discontinued operations			0.00	7.85
Basic and diluted net (loss) income per common share			$ (3.76)	$ 5.13
Basic and diluted weighted average shares outstanding:
Basic			215,312,273	219,036,630
Diluted			215,312,273	219,036,630
Montes Archimedes Acquisition Corp.
Operating expenses:
General and administrative	$ 3,934,458	$ 338,227
Administrative expenses-related party	30,000	28,065
Franchise tax expense	49,315	88,583
Loss from operations	(4,013,773)	(454,875)
Other income (expense):
Change in fair value of derivative warrant liabilities	22,959,500	(3,587,890)
Financing costs-derivative warrant liability		(6,800,025)
Interest earned on marketable securities held in Trust Account	92,877	79,568
Unrealized gain on marketable securities held in Trust Account		5,613
Net income (loss) before taxes	19,038,604	(10,757,609)
Income tax expense	19,504	16,709
Net (loss) income	19,019,100	(10,774,318)
Net (loss) income attributable to Roivant Sciences Ltd.	19,019,100	(10,774,318)
Amounts attributable to Roivant Sciences Ltd.:
Net (loss) income attributable to Roivant Sciences Ltd.	$ 19,019,100	$ (10,774,318)
Basic and diluted net (loss) income per common share:
Basic and diluted net (loss) income per common share	$ 1.12	$ (0.81)
Basic and diluted weighted average shares outstanding:
Weighted average shares outstanding of common stock subject to redemption, basic and diluted	34,396,710	34,386,548
Basic and diluted net income per share, common stock subject to redemption	$ 0.00
Weighted average shares outstanding of common stock, basic and diluted	16,943,069	13,324,191